Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 1,417,388	$ 326,635	$ 383,953	$ 610,056
Short-term investments and deposits	7,144	89,545
Trade receivables, net	44,137	284,532
Long-term trade receivables		10,120
Other current assets	35,752	49,773
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,417,388	326,635
Short-term investments and deposits	7,144	89,545
Trade receivables, net	44,137	284,532
Long-term trade receivables		10,120
Other current assets	35,752	28,462
Deposits and other long-term receivables including derivative instruments	281,717	66,434
Maximum exposure to credit risk	$ 1,786,138	$ 805,728